Debt Facilities - Future Maturities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 1,250
2023	1,298
2024	1,132
2025	719
2026	312
Thereafter	58
Total future payments	4,769
Less amount representing interest	822
Total financing obligations	$ 3,947